Notes to the Consolidated Statements of Cash Flows	12 Months Ended
Dec. 31, 2025
Notes to the Consolidated Statements of Cash Flows [Abstract]
NOTES TO THE CONSOLIDATED STATEMENTS OF CASH FLOWS
26.	NOTES TO THE CONSOLIDATED STATEMENTS OF CASH FLOWS

(a)	Major non-cash transactions

During the year ended December 31, 2023, 2024 and 2025, the Group had non-cash additions to right-of-use assets of nil, $687 and $1,458, respectively, in respect of lease arrangements for offices.

(b)	Changes in liabilities arising from financing activities

		Interest-bearing
	Financial instrument	bank borrowings
	measured at	and interest	Lease
	FVTPL	payables	liabilities	Total
	$’000	$’000	$’000	$’000
At December 31, 2022	290,368	4,313	2,237	296,918
Interest expense	—	708	83	791
Transaction costs for the issuance of convertible redeemable preferred shares	—	—	—	—
Additions	—	50,234	—	50,234
Conversion of convertible redeemable preferred shares	(329,539)	—	—	(329,539)
Payment
– financing cash flows	—	(24,069)	(1,020)	(25,089)
– operating cash flows	—	—	—	—
Interest paid	—	(602)	(83)	(685)
Change in fair value	39,171	—	—	39,171
Exchange adjustment	—	(115)	(26)	(141)
At December 31, 2023	—	30,469	1,191	31,660
Interest expense	—	1,894	50	1,944
Additions	—	44,702	687	45,389
Payment
– financing cash flows	—	(48,542)	(1,020)	(49,562)
– operating cash flows	—	—	—	—
Interest paid	—	(1,871)	—	(1,871)
Change in fair value	—	—	—	—
Exchange adjustment	—	(187)	(12)	(199)
At December 31, 2024	—	26,465	896	27,361
Interest expense	—	1,446	42	1,488
Additions	—	37,719	1,458	39,177
Payment
– financing cash flows	—	(39,729)	(591)	(40,320)
– operating cash flows	—	—	—	—
Interest paid	—	(1,169)	(42)	(1,211)
Change in fair value	—	—	—	—
Exchange adjustment	—	216	31	247
At December 31, 2025	—	24,948	1,794	26,742
(c)	Investment activities

		Financial
	investments at	assets	Investment in
	amortized cost	at FVTPL	Associate	Total
	$’000	$’000	$’000	$’000
Year ended December 31, 2023
purchase	(31,849)	(7)	—	(31,856)
disposal	—	21,039	—	21,039
interest received	—	62	—	62

Year ended December 31, 2024
purchase	(60,546)	—	(4,212)	(64,758)
disposal	92,259	—	—	92,259
interest received	701	—	—	701

Year ended December 31, 2025
purchase	(15,400)	(5,032)	—	(20,432)
disposal	—	5,039	—	5,039
interest received	—	1	—	1